New accounting standards (Tables)	12 Months Ended
Dec. 31, 2020
New accounting standards
Summary of remaining exposure of non derivative financial instruments and loan commitments

	USD LIBOR	USD LIBOR	USD LIBOR
	as of	as of	as of June
	December 31, 2021	December 31, 2022	30, 2023
	(Notional in US$	(Notional in US$	(Notional in US$
	thousands)	thousands)	thousands)
Non-derivative financial assets
Loans	1,034,252	473,643	416,833
Non-derivative financial liabilities
Borrowings	222,500	62,500	12,500
Loan commitments	63,333	60,000	10,000

Summary of remaining notional amount of derivative financial instruments

	USD LIBOR	USD LIBOR	USD LIBOR
	as at December	as at December	as at June
	31, 2021	31, 2021	30, 2023
	(Notional	(Notional	(Notional
	US$,000)	US$,000)	US$,000)
Derivatives held for risk management
Derivative financial instruments - assets	3,006	1,937	—
Derivative financial instruments - liabilities	400,414	88,768	68,768